DEBT OBLIGATIONS - Narrative (Details)					1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Aug. 18, 2025 USD ($)	Aug. 21, 2024 USD ($) $ / shares shares	Jun. 17, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) instrument $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) instrument $ / shares shares	Dec. 31, 2024 USD ($) instrument $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) instrument $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 15, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 26, 2024 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Debt Instrument [Line Items]
Long-term debt							$ 6,463,000			$ 6,463,000	$ 37,035,000		$ 37,035,000	$ 118,425,000
Warrants outstanding (in shares) | shares							18,581,679	14,695,691		18,581,679	14,615,703	14,695,691	14,615,703	15,309,559	15,924,483						24,640,018
Interest expense, debt							$ 3,361,000	$ 2,139,000		$ 12,662,000		$ 9,461,000	$ 13,868,000	$ 18,767,000	$ 21,707,000
Amortization of debt discount and issue cost										2,973,000		1,914,000	2,841,000	1,806,000	1,757,000
Value of puttable warrants							0			0	$ 64,188,000		64,188,000	0
Debt instrument, unamortized discount and debt issuance costs							56,000			56,000	69,484,000		69,484,000	1,566,000
Warrants and rights outstanding											$ 64,188,000		64,188,000
Cash paid for interest										8,950,000		9,236,000	12,618,000	16,837,000	18,568,000
Issuance of common stock									$ 5,531,000				5,531,000	14,705,000
Change in fair value of puttable warrants issued with debt							$ 255,000	1,635,000		$ 1,172,000		1,635,000	$ 4,662,000	$ 0	0
Share price (in dollars per share) | $ / shares											$ 22.34		$ 22.34	$ 20.00
2029 Senior Secured Term Loan Warrants
Debt Instrument [Line Items]
Warrants and rights outstanding																	$ 65,400,000
Senior secured term loans | Prior Loan Agreement
Debt Instrument [Line Items]
Long-term debt						$ 77,000,000
Accrued interest						8,300,000
Proceeds from issuance of long-term debt						$ 25,000,000
Debt instrument, interest rate, stated percentage						13.13%					13.13%		13.13%
Debt instrument, face amount						$ 110,300,000
Debt instrument, interest rate, effective percentage						14.50%
Debt discount																				$ 500,000
Repayments of principal			$ 57,300,000
Repayments of interest			$ 400,000
Interest expense, debt												4,800,000	$ 4,800,000	$ 12,200,000	14,700,000
Amortization of debt discount and issue cost												1,300,000	$ 1,300,000	1,300,000	1,200,000
Senior secured term loans | Prior Loan Agreement | Prior Loan Agreement Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares						162,338														662,338
Exercise price of warrants (in dollars per share) | $ / shares						$ 14.50
Senior secured term loans | 2029 Senior Secured Term Loan
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt		$ 95,000,000			$ 36,900,000
Debt instrument, interest rate, stated percentage		12.90%			12.90%		12.90%			12.90%	12.90%		12.90%
Debt instrument, face amount		$ 100,000,000			$ 40,000,000		$ 0			$ 0	$ 100,000,000.0		$ 100,000,000.0
Debt instrument, interest rate, effective percentage		52.60%			17.00%
Repayments of principal	$ 140,000,000
Repayments of interest	2,500,000
Interest expense, debt							3,100,000	1,800,000		11,900,000		1,800,000	5,900,000
Amortization of debt discount and issue cost							$ 700,000	300,000		$ 2,800,000		300,000	1,100,000
Long-term debt, term		5 years
Debt instrument, increase limit		$ 100,000,000
Debt instrument, unamortized discount and debt issuance costs	$ 71,600,000	$ 5,800,000
Senior secured term loans | 2029 Senior Secured Term Loan | 2029 Senior Secured Term Loan Warrants
Debt Instrument [Line Items]
Number of securities called by warrants (in shares) | shares		3,795,564
Publicly traded float threshold for qualified IPO		$ 500,000,000
Offering proceeds threshold for qualified IPO		250,000,000
Value of puttable warrants		$ 59,500,000									64,200,000		64,200,000
Senior secured term loans | 2029 Senior Secured Term Loan | 2029 Senior Secured Term Loan Warrants - Group 1
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 7.15
Number of securities called by warrants (in shares) | shares		2,277,338
Senior secured term loans | 2029 Senior Secured Term Loan | 2029 Senior Secured Term Loan Warrants - Group 2
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 8.55
Number of securities called by warrants (in shares) | shares		1,518,226
Convertible loans
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							9.50%			9.50%
Convertible loans | Convertible Loans
Debt Instrument [Line Items]
Interest expense, debt							$ 200,000	400,000		$ 600,000		2,800,000	3,000,000	4,900,000
Amortization of debt discount and issue cost							$ 100,000	100,000		$ 100,000		300,000	400,000	$ 400,000
Convertible loans | Convertible Promissory Notes
Debt Instrument [Line Items]
Accrued interest											$ 1,800,000		$ 1,800,000
Debt instrument, interest rate, stated percentage																					10.00%
Debt instrument, face amount																					$ 56,200,000
Long-term debt, term																					3 years
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares							$ 16		$ 18.00	$ 16	$ 18.00		$ 18.00								$ 18.00
Debt conversion, converted instrument, amount									$ 5,800,000		$ 50,400,000		$ 56,200,000
Debt conversion, converted instrument, shares issued (in shares) | shares									322,222		2,797,222		3,119,444
Debt conversion, interest, converted instrument, amount													$ 1,600,000
Debt conversion, interest, converted instrument, shares issued (in shares) | shares													90,755
Cash paid for interest													$ 200,000
Warrant modifications									$ 200,000				1,500,000
Issuance of common stock									$ 100,000				$ 1,400,000
Issuance of common stock (in shares) | shares									5,557				68,006
Payment for debt inducement fee									$ 100,000				$ 100,000
Convertible loans | Convertible Promissory Notes | Convertible Promissory Note Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares																					100,000
Exercise price of warrants (in dollars per share) | $ / shares																					$ 18.00
Warrants and rights outstanding																					$ 200,000
Convertible loans | Convertible Loan
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																9.50%
Debt instrument, face amount																$ 5,000,000.0
Long-term debt, term																5 years
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares																$ 16.00
Beneficial conversion feature, percentage																75.00%
Beneficial conversion feature intrinsic value																$ 400,000
Increase in additional paid in capital from beneficial conversion feature				$ 100,000
Convertible loans | Convertible Loan | Convertible Loan Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares																1,807,847
Change in fair value of puttable warrants issued with debt																$ 600,000
Notes payable
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							8.00%			8.00%	8.00%		8.00%
Notes payable | Promissory Note
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage														8.00%
Debt instrument, face amount														$ 1,500,000
Interest expense, debt							$ 0	0		$ 100,000		100,000	$ 100,000	$ 0
Long-term debt, term														3 years
Share price (in dollars per share) | $ / shares														$ 20.50
Notes payable | Promissory Note | Promissory Note Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares														7,408
Exercise price of warrants (in dollars per share) | $ / shares														$ 20.50
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense, debt							0	0		0		0	0	$ 0	0
Long-term line of credit							$ 0			$ 0	$ 0		$ 0	$ 0
Line of Credit | Unsecured Revolving Lines Of Credit - MIAX Futures | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage							7.00%			7.00%	7.25%		7.25%	8.25%
Number of debt instruments held | instrument							2			2	2		2
Debt instrument, basis spread on variable rate										0.25%			0.25%
Commitment fee percentage										0.40%			0.40%
Line of Credit | Unsecured Revolving Lines Of Credit - MIAX Futures, Instrument One | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 6,000,000.0			$ 6,000,000.0	$ 6,000,000		$ 6,000,000
Line of Credit | Unsecured Revolving Lines Of Credit - MIAX Futures, Instrument Two | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 4,000,000.0			$ 4,000,000.0	$ 4,000,000		$ 4,000,000
Line of Credit | Secured Line Of Credit - MIAX Futures | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage							7.25%			7.25%	7.50%		7.50%	8.50%
Line of credit facility, maximum borrowing capacity							$ 40,000,000			$ 40,000,000								$ 40,000,000	$ 20,000,000
Commitment fee percentage										0.25%			0.25%
Line of Credit | Unsecured Revolving Line Of Credit - Dorman Trading | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense, debt							0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Line of credit facility, maximum borrowing capacity							10,000,000.0			$ 10,000,000.0	$ 10,000,000		$ 10,000,000
Debt instrument, basis spread on variable rate										3.00%			3.00%
Long-term line of credit							$ 0			$ 0	$ 0		$ 0	$ 0